UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lepercq de Neuflize Asset Management LLC

Address:  1675 Broadway
          New York, NY  10019


13F File Number: 28-05525

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Hartnedy
Title:   Treasurer
Phone:   (212) 698-0700


Signature, Place and Date of Signing:

/s/ Peter Hartnedy             New York, New York           May 13, 2003
-----------------------     --------------------------    ----------------------
     [Signature] [City, State] [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      38

Form 13F Information Table Value Total: $58,122
                                        (thousands)


List of Other Included Managers:  None

                                                                  13F INFORMATION TABLE


                                                          VALUE     SHARES/  SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS     CUSIP     (X$1000)  PRN AMT  PRN  ALL   DISCRETION   MANAGERS  SOLE   SHARED  NONE

Alcoa Inc.                      COM            013817101      2298   118600 SH          Sole         None                   118600
Allstate Corp                   COM            020002101      2007    60500 SH          Sole         None                    60500
American Int'l Group            COM            026874107      1624    32840 SH          Sole         None                    32840
Autodesk Inc.                   COM            052769106      1022    67000 SH          Sole         None                    67000
Bank of New York                COM            064057102      2492   121550 SH          Sole         None                   121550
Boeing Company                  COM            097023105      1729    69000 SH          Sole         None                    69000
Bristol Myers Squibb Co.        COM            110122108      1514    71650 SH          Sole         None                    71650
Cisco Systems Inc.              COM            17275R102       215    16550 SH          Sole         None                    16550
Core Laboratories               COM            N22717107       999    96025 SH          Sole         None                    96025
Duke Energy Corp                COM            264399106       695    47800 SH          Sole         None                    47800
E I Du Pont De Nemours & Co.    COM            263534109       777    20000 SH          Sole         None                    20000
EMC Corp.                       COM            268648102      2768   382900 SH          Sole         None                   382900
FPL Group Inc                   COM            302571104      3035    51500 SH          Sole         None                    51500
Federal Signal Corp.            COM            313855108       312    22000 SH          Sole         None                    22000
Flowserve Corp.                 COM            34354P105       707    60700 SH          Sole         None                    60700
Humana Inc                      COM            444859102      1020   106200 SH          Sole         None                   106200
IPC Holdings, Ltd.              COM            G4933P101       918    30500 SH          Sole         None                    30500
Interpublic Group of Cos. Inc.  COM            460690100      1906   204900 SH          Sole         None                   204900
Johnson & Johnson               COM            478160104      1888    32630 SH          Sole         None                    32630
Kennametal, Inc.                COM            489170100      1139    40500 SH          Sole         None                    40500
Mattel Inc.                     COM            577081102      1170    52000 SH          Sole         None                    52000
Merck & Co.                     COM            589331107      1812    33075 SH          Sole         None                    33075
Murphy Oil Corp.                COM            626717102      3852    87200 SH          Sole         None                    87200
Nabors Industries Ltd.          COM            629568106       259     6500 SH          Sole         None                     6500
Newmont Mining Corp.            COM            651639106      2588    98975 SH          Sole         None                    98975
Ocean Energy Inc.               COM            67481E106      2871   143550 SH          Sole         None                   143550
Olin Corp                       COM            680665205      2659   146350 SH          Sole         None                   146350
Phelps Dodge                    COM            717265102      2059    63400 SH          Sole         None                    63400
Schering-Plough Corp.           COM            806605101       888    49800 SH          Sole         None                    49800
Schlumberger Ltd.               COM            806857108      1139    29975 SH          Sole         None                    29975
Steelcase Inc.                  COM            858155203       753    78850 SH          Sole         None                    78850
Symbol Technologies Inc.        COM            871508107       983   114150 SH          Sole         None                   114150
Systems & Computer Technology   COM            871873105      1239   161700 SH          Sole         None                   161700
Tellabs Inc.                    COM            879664100      1573   271600 SH          Sole         None                   271600
Temple-Inland Inc.              COM            879868107      1646    44000 SH          Sole         None                    44000
Unitrin, Inc.                   COM            913275103       313    13500 SH          Sole         None                    13500
Varco International Inc.        COM            922122106       458    25000 SH          Sole         None                    25000
Viacom Inc - Cl B               COM            925524308      2795    76525 SH          Sole         None                    76525



03034.0001 #404470